FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of carrying value and fair value of assets and liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 9,400	$ 14,000
Financial assets	59,010	61,175
Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial instruments designated as hedging instruments, at fair value	3,300	2,100
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	19,464	19,880
Financial instruments designated as hedging instruments, at fair value	$ 2,100	$ 3,000